Net income per ordinary share (Tables)	9 Months Ended
Sep. 30, 2023
Net income per ordinary share
Summary of basic and diluted net income per ordinary share

	For the nine months ended September 30,
	2022		2023
	RMB		RMB
Numerator:
Net income attributable to the Company	180,377		517,083
Denominator:
Weighted average number of ordinary shares (for basic calculation)	376,970,454		403,206,606
Effect of dilutive share-based awards	—	(i)	11,218,917	(ii)
Weighted average number of ordinary shares and dilutive potential ordinary shares outstanding (for diluted calculation)	376,970,454		414,425,523
Basic net income per ordinary share (in RMB)	0.48		1.28
Diluted net income per ordinary share (in RMB)	0.48		1.25
(i)	For the nine months ended September 30, 2022, 18,315,960 share options were excluded from the calculation of diluted net income per ordinary share as their vesting is contingent upon the satisfaction of a performance condition (i.e. completion of a Qualified IPO), which is not considered probable until the event occurs.
(ii)	For the nine months ended September 30, 2023, 31,226 share options were excluded from the calculation of diluted net income per ordinary share as their effects would have been anti-dilutive.